Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements - Schedule of Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis
	As at December 31, 2023		As at December 31, 2022		Fair value level
USD'000	Carrying amount	Fair value	Carrying amount	Fair value		Note ref.
Nonrecurring fair value measurements
Accounts receivable	5,053	5,053	2,219	2,219	3	9
Accounts payable	6,963	6,963	6,735	6,735	3	17
Indebtedness to related parties, current	1,278	1,278	3,374	3,374	3	20
Bonds, mortgages and other long-term debt	1,654	1,654	1,489	1,489	3	19
Convertible note payable, noncurrent	1,519	1,846	-	-	3	19
Indebtedness to related parties, noncurrent	9,695	9,695	7,946	7,946	3	20